SUPPLEMENT TO:
CALVERT VARIABLE SERIES, INC. (“CVS”)
Calvert VP SRI Mid Cap Growth Portfolio
Calvert VP SRI Balanced Portfolio
CALVERT VARIABLE PRODUCTS, INC. (“CVP”)
Calvert VP SRI Large Cap Value Portfolio
Calvert VP S&P 500 Index Portfolio
Calvert VP S&P MidCap 400 Index Portfolio
Calvert VP Nasdaq 100 Index Portfolio
Calvert VP Russell 2000 Small Cap Index Portfolio
Calvert VP EAFE International Index Portfolio
Calvert VP Investment Grade Bond Index Portfolio
Calvert VP Natural Resources Portfolio
4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2015, as revised October 20, 2015
Date of Supplement: November 6, 2015
Change to Portfolio Management Team for Calvert VP SRI Balanced Portfolio and Calvert VP SRI Large Cap Value Portfolio
Natalie A. Trunow no longer serves as a portfolio manager for Calvert VP SRI Balanced Portfolio and Calvert VP SRI Large Cap Value Portfolio.
The statement of additional information is therefore revised as follows:
Delete all references to Natalie A. Trunow from the section “Portfolio Manager Disclosure.”
Delete the disclosure under "Portfolio Manager Disclosure – Other Accounts Managed by Portfolio Managers of the Portfolios – SRI Balanced – Asset and Portfolio Manager Allocations; Equity Investments" on page 31 and insert the following:
Calvert:
Vishal Khanduja, CFA (Asset Allocation Only)

Accounts Managed (not including SRI Balanced Portfolio) as of October 31, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	9	0	0
Total Assets in Other Accounts Managed	$4,123,928,989	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

Calvert:
Joshua Linder, CFA (Asset Allocation and Equity Investments)

Accounts Managed (not including SRI Balanced Portfolio) as of October 31, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	4	0	0
Total Assets in Other Accounts Managed	$938,500,166	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0
Calvert:
Christopher Madden, CFA (Equity Investments)

Accounts Managed (not including SRI Balanced Portfolio) as of October 31, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	0	0	0
Total Assets in Other Accounts Managed	$0	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0
Calvert:
Kurt Moeller, CFA (Equity Investments)

Accounts Managed (not including SRI Balanced Portfolio) as of October 31, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	0	0	0
Total Assets in Other Accounts Managed	$0	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0
Calvert:
Jade Huang (Equity Investments)

Accounts Managed (not including SRI Balanced Portfolio) as of October 31, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	0	0	0
Total Assets in Other Accounts Managed	$0	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

Under “Portfolio Manager Disclosure – Potential Conflicts of Interest in Managing a Portfolio and Other Accounts – SRI Balanced” on page 35, delete the first heading and replace it with the following:
1. Allocation of Assets: Vishal Khanduja, CFA, and Joshua Linder, CFA; Equity Investments: Joshua Linder, CFA; Christopher Madden, CFA; Kurt Moeller, CFA; and Jade Huang
Under “Portfolio Manager Disclosure – Compensation of Portfolio Managers of the Portfolios – SRI Balanced” on page 37, delete the heading and replace it with the following:
1. Allocation of Assets: Vishal Khanduja, CFA, and Joshua Linder, CFA; Equity Investments: Joshua Linder, CFA; Christopher Madden, CFA; Kurt Moeller, CFA; and Jade Huang
Under “Portfolio Manager Disclosure – Compensation of Portfolio Managers of the Portfolios – SRI Balanced – Asset and Portfolio Allocations; Equity Investments" on page 37, delete the first row of the chart and replace it with the following:
Compensation with Respect to Management of SRI Balanced and Other Accounts as of October 31, 2015
In the chart under “Portfolio Manager Disclosure – Securities Ownership of Portfolio Managers of the Portfolios – SRI Balanced” on page 40, add the following information (headings added for ease of reference):

Fund	Firm	Name of Portfolio Manager	Fund Ownership
SRI Balanced	Calvert	Joshua Linder, CFA	None (as of 10/31/15)
		Christopher Madden, CFA	None (as of 10/31/15)
		Kurt Moeller, CFA	None (as of 10/31/15)
		Jade Huang	None (as of 10/31/15)